Summary of accounting policies - Narrative (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Income from revenue sharing	$ 384,506
Income allocated to participants	280,103
Available for future Issuance	106,765	$ 0
Other revenue	498,713
Pipeline Group Inc
EBP, Accounting Policy [Line Items]
Other revenue	$ 8,323